ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2021
ACCOUNTS RECEIVABLE
Schedule of accounts receivable and allowance for doubtful accounts

	2021	2020
Accounts receivable	$2,214,173	$4,077,820
Allowance for doubtful accounts	(76,462)	(15,477)
Accounts receivable, net	$2,137,711	$4,062,343